Financial expense, net (Tables)	6 Months Ended
Jun. 30, 2021
Financial expense, net [Abstract]
Financial income
The following table sets forth financial income and expenses for the six-month periods ended June 30, 2021 and 2020:

	For the six-month period ended June 30,
Financial income	2021	2020
	($ in thousands)
Interest income from loans and credits	1,027	5,489
Interest rates gains on derivatives: cash flow hedges	205	184
Total	1,232	5,673

Financial expenses
	For the six-month period ended June 30,
Financial expenses	2021	2020
Expenses due to interest:	($ in thousands)
- Loans from credit entities	(128,834)	(132,221)
- Other debts	(30,048)	(39,300)
Interest rates losses on derivatives: cash flow hedges	(30,642)	(38,592)
Total	(189,524)	(210,113)

Other financial income and expenses
The following table sets out Other financial income and expenses for the six-month periods ended June 30, 2021, and 2020:

	For the six-month period ended June 30,
Other financial income / (expenses)	2021	2020
	($ in thousands)
Other financial income	21,434	11,468
Other financial losses	(8,133)	(8,649)
Total	13,301	2,819